Document and Entity Information	12 Months Ended
Aug. 02, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Aug 2, 2013
Registrant Name	DWS VARIABLE SERIES II
Central Index Key	0000810573
Amendment Flag	false
Document Creation Date	Aug 2, 2013
Document Effective Date	Aug 2, 2013
Prospectus Date	Aug 2, 2013

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

DWS Mid Cap Value Fund DWS Small Cap Value Fund DWS Small Mid Cap Value VIP

The following changes are effective on or about September 3, 2013:

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the Fund Details section of each fund’s prospectus:

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Company research lies at the heart of the investment process. Portfolio management emphasizes individual selection of stocks across all economic sectors, focusing on companies that it believes have strong management, identifiable catalysts (e.g., acquisitions or new products), and valuations that offer an attractive risk/reward trade-off.

Portfolio management utilizes multiple sources for idea generation as it believes quantitative screens by themselves are not robust enough to consistently source attractive investment ideas. Portfolio management’s intensive proprietary research starts with thorough background research to gain an understanding of a company’s business model and financials. Management meetings are generally conducted to assess corporate culture and the ability to execute on the business model with a focus on capital allocation decisions. Portfolio management then analyzes valuations by determining the appropriate metric and establishing internal estimates. Portfolio management reviews a stock’s investment thesis, catalysts and risks to determine if the stock fits into the portfolio. Portfolio management normally will sell a stock when it believes the investment thesis proves incorrect, fundamentals weaken, catalysts fail to materialize as expected, or if a stock becomes fully valued.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	Aug 2, 2013
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

DWS Mid Cap Value Fund DWS Small Cap Value Fund DWS Small Mid Cap Value VIP

The following changes are effective on or about September 3, 2013:

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the Fund Details section of each fund’s prospectus:

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Company research lies at the heart of the investment process. Portfolio management emphasizes individual selection of stocks across all economic sectors, focusing on companies that it believes have strong management, identifiable catalysts (e.g., acquisitions or new products), and valuations that offer an attractive risk/reward trade-off.

Portfolio management utilizes multiple sources for idea generation as it believes quantitative screens by themselves are not robust enough to consistently source attractive investment ideas. Portfolio management’s intensive proprietary research starts with thorough background research to gain an understanding of a company’s business model and financials. Management meetings are generally conducted to assess corporate culture and the ability to execute on the business model with a focus on capital allocation decisions. Portfolio management then analyzes valuations by determining the appropriate metric and establishing internal estimates. Portfolio management reviews a stock’s investment thesis, catalysts and risks to determine if the stock fits into the portfolio. Portfolio management normally will sell a stock when it believes the investment thesis proves incorrect, fundamentals weaken, catalysts fail to materialize as expected, or if a stock becomes fully valued.

DWS VARIABLE SERIES II | DWS Small Mid Cap Value VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

DWS Small Mid Cap Value VIP

The following changes are effective on or about September 3, 2013:

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the Fund Details section of each fund’s prospectus:

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Company research lies at the heart of the investment process. Portfolio management emphasizes individual selection of stocks across all economic sectors, focusing on companies that it believes have strong management, identifiable catalysts (e.g., acquisitions or new products), and valuations that offer an attractive risk/reward trade-off.

Portfolio management utilizes multiple sources for idea generation as it believes quantitative screens by themselves are not robust enough to consistently source attractive investment ideas. Portfolio management’s intensive proprietary research starts with thorough background research to gain an understanding of a company’s business model and financials. Management meetings are generally conducted to assess corporate culture and the ability to execute on the business model with a focus on capital allocation decisions. Portfolio management then analyzes valuations by determining the appropriate metric and establishing internal estimates. Portfolio management reviews a stock’s investment thesis, catalysts and risks to determine if the stock fits into the portfolio. Portfolio management normally will sell a stock when it believes the investment thesis proves incorrect, fundamentals weaken, catalysts fail to materialize as expected, or if a stock becomes fully valued.

DWS VALUE SERIES, INC | DWS Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

DWS Mid Cap Value Fund

The following changes are effective on or about September 3, 2013:

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the Fund Details section of each fund’s prospectus:

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Company research lies at the heart of the investment process. Portfolio management emphasizes individual selection of stocks across all economic sectors, focusing on companies that it believes have strong management, identifiable catalysts (e.g., acquisitions or new products), and valuations that offer an attractive risk/reward trade-off.

Portfolio management utilizes multiple sources for idea generation as it believes quantitative screens by themselves are not robust enough to consistently source attractive investment ideas. Portfolio management’s intensive proprietary research starts with thorough background research to gain an understanding of a company’s business model and financials. Management meetings are generally conducted to assess corporate culture and the ability to execute on the business model with a focus on capital allocation decisions. Portfolio management then analyzes valuations by determining the appropriate metric and establishing internal estimates. Portfolio management reviews a stock’s investment thesis, catalysts and risks to determine if the stock fits into the portfolio. Portfolio management normally will sell a stock when it believes the investment thesis proves incorrect, fundamentals weaken, catalysts fail to materialize as expected, or if a stock becomes fully valued.

DWS VALUE SERIES, INC | DWS Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

DWS Small Cap Value Fund

The following changes are effective on or about September 3, 2013:

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the Fund Details section of each fund’s prospectus:

Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Company research lies at the heart of the investment process. Portfolio management emphasizes individual selection of stocks across all economic sectors, focusing on companies that it believes have strong management, identifiable catalysts (e.g., acquisitions or new products), and valuations that offer an attractive risk/reward trade-off.

Portfolio management utilizes multiple sources for idea generation as it believes quantitative screens by themselves are not robust enough to consistently source attractive investment ideas. Portfolio management’s intensive proprietary research starts with thorough background research to gain an understanding of a company’s business model and financials. Management meetings are generally conducted to assess corporate culture and the ability to execute on the business model with a focus on capital allocation decisions. Portfolio management then analyzes valuations by determining the appropriate metric and establishing internal estimates. Portfolio management reviews a stock’s investment thesis, catalysts and risks to determine if the stock fits into the portfolio. Portfolio management normally will sell a stock when it believes the investment thesis proves incorrect, fundamentals weaken, catalysts fail to materialize as expected, or if a stock becomes fully valued.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	Aug 2, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 2, 2013